Notes to the Consolidated Statements of Operations - Research and development (R&D) expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Notes to the Consolidated Statements of Operations
Amortization and depreciation			€ (14,505)	€ (17,399)
Impairment			(39,889)
Potential costs for pending litigations	€ 15,894		15,894
Research and development expenses
Notes to the Consolidated Statements of Operations
Materials	(3,347)	€ (3,783)	(12,628)	(12,999)
Personnel	(16,087)	(11,765)	(35,490)	(35,335)
Amortization and depreciation	(850)	(1,817)	(5,244)	(5,325)
Impairment			(3,248)
Patents and fees to register/protect a legal right	(23,680)	(2,002)	(33,737)	(4,049)
Third-party services	(3,921)	(5,813)	(12,598)	(17,586)
Maintenance and lease	(1,580)	(1,667)	(4,984)	(5,260)
Other	(513)	(399)	(968)	(1,809)
Total	(49,979)	(27,245)	(108,896)	(82,363)
Potential costs for pending litigations	€ 15,894	€ 15,894	€ 15,894	€ 15,894